Business Combination (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed - OpCo [Member] $ in Thousands	Jun. 30, 2023 USD ($)
Current Assets
Cash	$ 7,946
Prepaid expenses	637
Other current assets	30
Total Current Assets	8,613
Long Term Assets
Intangible assets, net	1,345,000
Property, plant and equipment	91,855
Right-of-use assets	940
Total Long Term Assets	1,437,795
Total Assets Acquired	1,446,408
Current Liabilities
Accounts payable	2,574
Accrued liabilities	7,370
Current lease liability	137
Other current liabilities	1
Total Current Liabilities	10,082
Long Term Liabilities
Deferred tax liability	81,243
Asset retirement obligation	1,967
Long term lease liability	594
Total Long Term Liabilities	83,804
Total Liabilities Assumed	93,886
Total identifiable net assets	1,352,522
Goodwill	433,737
Net assets acquired	$ 1,786,259